Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Allowance for doubtful accounts	$ 108.6	$ 111.6
Other Assets
Accumulated amortization on intangible assets	$ 176.1	$ 138.1
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	125,000,000	125,000,000
Common stock, issued shares (in shares)	109,076,337	108,294,605
Treasury stock at cost, shares (in shares)	29,172,342	26,535,104